Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income	$ 83,591	$ 341,303	$ 423,211
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	203,268	205,336	208,397
Non-cash impairments	203,408	4,158	12,970
Amortization of debt discount and issuance costs	18,428	30,162	33,701
Share-based compensation expense	43,627	47,100	49,507
Deferred tax (benefit) expense	(23,041)	10,731	(9,603)
Loss on marketable securities	426	0	6,230
Other items, net including fair value changes in derivatives	8,391	7,623	22,732
Net changes in operating assets and liabilities:
Accounts receivable	12,218	(55,119)	15,451
Inventories	87,755	(44,787)	(61,950)
Prepaid expenses and other current assets	14,234	4,390	58,999
Other long-term assets	(1,194)	691	(2,025)
Accounts payable	1,446	(22,417)	(1,756)
Accrued and other current liabilities	(8,642)	(55,583)	(17,837)
Income taxes	25,528	(7,458)	(21,894)
Other long-term liabilities	4,108	(6,675)	(869)
Net cash provided by operating activities	673,551	459,455	715,264
Cash flows from investing activities:
Purchases of property, plant and equipment	(167,174)	(149,710)	(129,224)
Purchases of intangible assets	(4,068)	(13,092)	(20,112)
Purchases of short-term investments	(685,915)	(976,448)	(1,385,929)
Proceeds from redemptions of short-term investments	584,979	1,270,551	883,083
Cash paid for acquisitions, net of cash acquired	0	(149,532)	(63,651)
Cash received (paid) for collateral asset	25,414	(66,583)	(9,881)
Purchases of investments, net	(2,465)	(2,870)	(1,156)
Other investing activities	0	29	107
Net cash used in investing activities	(249,229)	(87,655)	(726,763)
Cash flows from financing activities:
Proceeds from long-term debt, net of issuance costs	494,211	0	371,452
Repayment of long-term debt	(601,536)	(400,000)	(480,003)
Capital repayment	(292,099)	0	0
Proceeds from exercise of call options related to cash convertible notes	0	36,762	0
Payment of intrinsic value of cash convertible notes	0	(36,762)	0
Tax withholding related to vesting of stock awards	(34,161)	(17,675)	(25,357)
Cash received (paid) for collateral liability	11,350	(16,315)	12,556
Cash paid for contingent consideration	0	0	(4,572)
Other financing activities	(661)	163	121
Net cash used in financing activities	(422,896)	(433,827)	(125,803)
Effect of exchange rate changes on cash and cash equivalents	(5,955)	(558)	(12,545)
Net decrease in cash and cash equivalents	(4,529)	(62,585)	(149,847)
Cash and cash equivalents, beginning of period	668,084	730,669	880,516
Cash and cash equivalents, end of period	663,555	668,084	730,669
Supplemental cash flow disclosures:
Cash paid for interest	24,181	20,348	23,208
Cash paid for income taxes, net of refunds	15,684	82,409	120,476
Supplemental disclosure of non-cash investing activities:
Equity securities acquired in non-monetary exchange	$ 0	$ 2,604	$ 1,475